Segment Information (Schedule of Revenue and Net Property and Equipment by Geographic Area) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Revenue	$ 830	$ 837	$ 3,550	$ 3,598	$ 3,440
Property and Equipment, Net	406	409	409	431
United States [Member]
Segment Reporting Information [Line Items]
Revenue	649	663	2,781	2,808	2,776
Property and Equipment, Net	303	304	304	323
International [Member]
Segment Reporting Information [Line Items]
Revenue	181	174	769	790	664
Property and Equipment, Net	$ 103	$ 105	$ 105	$ 108